U. S. GOVERNMENT SECURITIES (Details) - U.S. government securities - USD ($)	Jan. 31, 2018	Jan. 31, 2017
Carrying Value
Due within one year	$ 23,797,451	$ 456,058
Total	23,797,451	456,058
Fair Value, Inputs, Level 1 [Member]
Fair Value
Due within one year	23,800,904	455,050
Total	$ 23,800,904	$ 455,050